Schedule of Investments (unaudited) April 30, 2019	BlackRock U.S. Equity Factor Rotation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.4%
Arconic Inc.	392	$8,420
Boeing Co. (The)	12	4,532
General Dynamics Corp.	322	57,548
Harris Corp.	140	23,590
Huntington Ingalls Industries Inc.	72	16,026
L3 Technologies Inc.	39	8,525
Lockheed Martin Corp.	779	259,664
Northrop Grumman Corp.	72	20,874
Raytheon Co.	272	48,304
Spirit AeroSystems Holdings Inc., Class A	186	16,163
Textron Inc.	81	4,293
TransDigm Group Inc.(a)	13	6,273
United Technologies Corp.	213	30,376

		504,588

Air Freight & Logistics — 0.5%
CH Robinson Worldwide Inc.	390	31,590
Expeditors International of Washington Inc.	505	40,107
FedEx Corp.	141	26,714
United Parcel Service Inc., Class B	63	6,692
XPO Logistics Inc.(a)	61	4,153

		109,256

Airlines — 0.3%
American Airlines Group Inc.	299	10,220
Delta Air Lines Inc.	364	21,218
Southwest Airlines Co.	266	14,425
United Continental Holdings Inc.(a)	200	17,772

		63,635

Auto Components — 0.3%
Aptiv PLC	69	5,913
Autoliv Inc.	150	11,774
BorgWarner Inc.	260	10,860
Goodyear Tire & Rubber Co. (The)	480	9,221
Lear Corp.	152	21,736

		59,504

Automobiles — 0.6%
Ford Motor Co.	4,700	49,115
General Motors Co.	1,823	71,006
Harley-Davidson Inc.	114	4,244
Tesla Inc.(a)	12	2,864

		127,229

Banks — 1.6%
Bank of America Corp.	2,859	87,428
BB&T Corp.	152	7,782
CIT Group Inc.	141	7,511
Citigroup Inc.	1,062	75,083
Citizens Financial Group Inc.	304	11,005
Comerica Inc.	71	5,580
East West Bancorp. Inc.	444	22,857
Fifth Third Bancorp	214	6,167
First Republic Bank/CA	48	5,070
Huntington Bancshares Inc./OH	408	5,679
JPMorgan Chase & Co.	35	4,062
KeyCorp	303	5,318
M&T Bank Corp.	104	17,687
People’s United Financial Inc.	392	6,778
PNC Financial Services Group Inc. (The)	40	5,477
Regions Financial Corp.	354	5,498

Security	Shares	Value

Banks (continued)
Signature Bank/New York NY	41	$5,415
SunTrust Banks Inc.	83	5,435
SVB Financial Group(a)	20	5,034
U.S. Bancorp	519	27,673
Wells Fargo & Co.	104	5,035
Zions Bancorp. N.A.	133	6,561

		334,135

Beverages — 1.7%
Brown-Forman Corp., Class B, NVS	628	33,466
Coca-Cola Co. (The)	3,591	176,175
Constellation Brands Inc., Class A	108	22,860
Molson Coors Brewing Co., Class B	220	14,122
Monster Beverage Corp.(a)	640	38,144
PepsiCo Inc.	540	69,147

		353,914

Biotechnology — 2.2%
AbbVie Inc.	43	3,414
Alexion Pharmaceuticals Inc.(a)	39	5,309
Alkermes PLC(a)	148	4,487
Alnylam Pharmaceuticals Inc.(a)	66	5,896
Amgen Inc.	885	158,698
Biogen Inc.(a)	238	54,559
BioMarin Pharmaceutical Inc.(a)	56	4,790
Celgene Corp.(a)	1,130	106,966
Gilead Sciences Inc.	720	46,829
Incyte Corp.(a)	72	5,530
Regeneron Pharmaceuticals Inc.(a)	126	43,236
Seattle Genetics Inc.(a)	82	5,558
United Therapeutics Corp.(a)	100	10,257
Vertex Pharmaceuticals Inc.(a)	26	4,393

		459,922

Building Products — 0.3%
Allegion PLC	50	4,962
AO Smith Corp.	257	13,510
Fortune Brands Home & Security Inc.	106	5,595
Johnson Controls International PLC	347	13,013
Lennox International Inc.	40	10,858
Masco Corp.	136	5,312
Owens Corning	186	9,536

		62,786

Capital Markets — 3.1%
Affiliated Managers Group Inc.	56	6,212
Ameriprise Financial Inc.	412	60,469
Bank of New York Mellon Corp. (The)	124	6,158
Cboe Global Markets Inc.	61	6,198
Charles Schwab Corp. (The)	134	6,135
CME Group Inc.	344	61,542
E*TRADE Financial Corp.	129	6,535
Eaton Vance Corp., NVS	487	20,245
Franklin Resources Inc.	941	32,549
Goldman Sachs Group Inc. (The)	153	31,506
Intercontinental Exchange Inc.	52	4,230
Invesco Ltd.	352	7,733
KKR & Co. Inc., Class A, NVS	220	5,379
Moody’s Corp.	877	172,436
Morgan Stanley	520	25,090
MSCI Inc.	40	9,015
Nasdaq Inc.	72	6,638
Northern Trust Corp.	64	6,307

1

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock U.S. Equity Factor Rotation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Raymond James Financial Inc.	83	$7,600
S&P Global Inc.	32	7,061
SEI Investments Co.	536	29,185
State Street Corp.	60	4,060
T Rowe Price Group Inc.	771	82,883
TD Ameritrade Holding Corp.	728	38,278

		643,444

Chemicals — 1.6%
Air Products & Chemicals Inc.	256	52,682
Albemarle Corp.	49	3,678
Axalta Coating Systems Ltd.(a)	167	4,506
Celanese Corp.	190	20,499
CF Industries Holdings Inc.	105	4,702
Chemours Co. (The)	202	7,274
Dow Inc.(a)	32	1,815
DowDuPont Inc.	96	3,691
Eastman Chemical Co.	121	9,545
Ecolab Inc.	310	57,065
FMC Corp.	57	4,506
International Flavors & Fragrances Inc.	194	26,731
Linde PLC	24	4,326
LyondellBasell Industries NV, Class A	742	65,467
Mosaic Co. (The)	444	11,593
PPG Industries Inc.	303	35,603
Sherwin-Williams Co. (The)	9	4,093
Westlake Chemical Corp.	81	5,650

		323,426

Commercial Services & Supplies — 1.1%
Cintas Corp.	24	5,211
Copart Inc.(a)	311	20,936
Republic Services Inc.	922	76,360
Rollins Inc.	359	13,883
Waste Connections Inc.	140	12,988
Waste Management Inc.	967	103,798

		233,176

Communications Equipment — 1.3%
Arista Networks Inc.(a)	20	6,246
Cisco Systems Inc.	2,594	145,134
CommScope Holding Co. Inc.(a)	269	6,666
F5 Networks Inc.(a)	184	28,869
Juniper Networks Inc.	523	14,524
Motorola Solutions Inc.	431	62,456

		263,895

Construction & Engineering — 0.1%
Fluor Corp.	221	8,780
Jacobs Engineering Group Inc.	210	16,368

		25,148

Construction Materials — 0.1%
Martin Marietta Materials Inc.	27	5,992
Vulcan Materials Co.	48	6,053

		12,045

Consumer Finance — 0.3%
Ally Financial Inc.	465	13,815
American Express Co.	57	6,682
Capital One Financial Corp.	283	26,271
Discover Financial Services	88	7,171
Synchrony Financial	223	7,732

		61,671

Security	Shares	Value

Containers & Packaging — 0.4%
Avery Dennison Corp.	137	$15,159
Ball Corp.	424	25,414
Crown Holdings Inc.(a)	94	5,464
International Paper Co.	227	10,626
Packaging Corp. of America	152	15,072
Sealed Air Corp.	132	6,154
Westrock Co.	249	9,557

		87,446

Distributors — 0.1%
Genuine Parts Co.	128	13,125
LKQ Corp.(a)	165	4,967

		18,092

Diversified Consumer Services — 0.0%
H&R Block Inc.	291	7,918

Diversified Financial Services — 1.0%
AXA Equitable Holdings Inc.	389	8,826
Berkshire Hathaway Inc., Class B(a)	863	187,021
Jefferies Financial Group Inc.	352	7,241
Voya Financial Inc.	214	11,746

		214,834

Diversified Telecommunication Services — 2.2%
AT&T Inc.	7,188	222,541
CenturyLink Inc.	866	9,890
Verizon Communications Inc.	3,470	198,449
Zayo Group Holdings Inc.(a)	435	13,611

		444,491

Electric Utilities — 3.1%
Alliant Energy Corp.	199	9,399
American Electric Power Co. Inc.	586	50,132
Duke Energy Corp.	996	90,756
Edison International	130	8,290
Entergy Corp.	237	22,965
Evergy Inc.	271	15,669
Eversource Energy	411	29,452
Exelon Corp.	1,364	69,496
FirstEnergy Corp.	122	5,128
NextEra Energy Inc.	323	62,804
OGE Energy Corp.	1,657	70,157
Pinnacle West Capital Corp.	891	84,886
PPL Corp.	237	7,397
Southern Co. (The)	982	52,262
Xcel Energy Inc.	1,180	66,670

		645,463

Electrical Equipment — 0.4%
Acuity Brands Inc.	38	5,561
AMETEK Inc.	56	4,937
Eaton Corp. PLC	257	21,285
Emerson Electric Co.	80	5,679
Rockwell Automation Inc.	243	43,912
Sensata Technologies Holding PLC(a)	91	4,545

		85,919

Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp., Class A	444	44,205
Arrow Electronics Inc.(a)	135	11,409
CDW Corp./DE	102	10,771
Cognex Corp.	229	11,548
Corning Inc.	1,029	32,774
Flex Ltd.(a)	1,110	12,254

2

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock U.S. Equity Factor Rotation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
FLIR Systems Inc.	232	$12,282
IPG Photonics Corp.(a)	34	5,941
Keysight Technologies Inc.(a)	78	6,788
TE Connectivity Ltd.	67	6,409
Trimble Inc.(a)	120	4,898

		159,279

Energy Equipment & Services — 0.2%
Baker Hughes a GE Co.	185	4,444
Halliburton Co.	124	3,513
Helmerich & Payne Inc.	143	8,368
National Oilwell Varco Inc.	133	3,477
Schlumberger Ltd.	217	9,262
TechnipFMC PLC	450	11,065

		40,129

Entertainment — 1.8%
Activision Blizzard Inc.	562	27,094
Electronic Arts Inc.(a)	54	5,111
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	162	6,287
Live Nation Entertainment Inc.(a)	134	8,756
Netflix Inc.(a)	14	5,188
Take-Two Interactive Software Inc.(a)	42	4,067
Viacom Inc., Class B, NVS	573	16,565
Walt Disney Co. (The)	2,189	299,827

		372,895

Equity Real Estate Investment Trusts (REITs) — 4.3%
Alexandria Real Estate Equities Inc.	36	5,126
American Tower Corp.	404	78,901
AvalonBay Communities Inc.	232	46,616
Boston Properties Inc.	54	7,431
Brookfield Property REIT Inc., Class A	243	5,062
Camden Property Trust	249	25,062
Crown Castle International Corp.	350	44,023
Digital Realty Trust Inc.	57	6,709
Duke Realty Corp.	392	12,199
Equinix Inc.	20	9,094
Equity Residential	528	40,350
Essex Property Trust Inc.	76	21,470
Extra Space Storage Inc.	72	7,466
Federal Realty Investment Trust	135	18,070
HCP Inc.	395	11,763
Host Hotels & Resorts Inc.	2,275	43,771
Invitation Homes Inc.	468	11,634
Iron Mountain Inc.	134	4,352
Kimco Realty Corp.	309	5,373
Liberty Property Trust	101	5,014
Macerich Co. (The)	114	4,576
Mid-America Apartment Communities Inc.	134	14,661
National Retail Properties Inc.	627	32,993
Prologis Inc.	637	48,839
Public Storage	427	94,444
Realty Income Corp.	888	62,169
Regency Centers Corp.	121	8,128
SBA Communications Corp.(a)	26	5,297
Simon Property Group Inc.	474	82,334
SL Green Realty Corp.	64	5,654
UDR Inc.	610	27,419
Ventas Inc.	203	12,405
VEREIT Inc.	2,591	21,402
Vornado Realty Trust	73	5,047

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Welltower Inc.	442	$32,942
Weyerhaeuser Co.	864	23,155
WP Carey Inc.	65	5,156

		896,107

Food & Staples Retailing — 1.8%
Costco Wholesale Corp.	598	146,827
Kroger Co. (The)	1,012	26,089
Sysco Corp.	275	19,352
Walgreens Boots Alliance Inc.	1,179	63,159
Walmart Inc.	1,064	109,422

		364,849

Food Products — 1.9%
Archer-Daniels-Midland Co.	652	29,079
Bunge Ltd.	274	14,360
Campbell Soup Co.	425	16,443
Conagra Brands Inc.	494	15,205
General Mills Inc.	149	7,669
Hershey Co. (The)	556	69,417
Hormel Foods Corp.	772	30,834
Ingredion Inc.	124	11,749
JM Smucker Co. (The)	220	26,979
Kellogg Co.	428	25,808
Kraft Heinz Co. (The)	441	14,659
Lamb Weston Holdings Inc.	212	14,851
McCormick & Co. Inc./MD, NVS	357	54,967
Mondelez International Inc., Class A	560	28,476
Tyson Foods Inc., Class A	392	29,404

		389,900

Gas Utilities — 0.5%
Atmos Energy Corp.	866	88,626
UGI Corp.	76	4,143

		92,769

Health Care Equipment & Supplies — 3.4%
Abbott Laboratories	1,399	111,304
Abiomed Inc.(a)	14	3,884
Align Technology Inc.(a)	113	36,689
Baxter International Inc.	497	37,921
Becton Dickinson and Co.	126	30,333
Boston Scientific Corp.(a)	1,198	44,470
Cooper Companies Inc. (The)	87	25,223
Danaher Corp.	372	49,268
Dentsply Sirona Inc.	125	6,391
DexCom Inc.(a)	87	10,533
Edwards Lifesciences Corp.(a)	314	55,286
Hologic Inc.(a)	110	5,102
IDEXX Laboratories Inc.(a)	21	4,872
Intuitive Surgical Inc.(a)	140	71,488
Medtronic PLC	1,137	100,977
ResMed Inc.	263	27,486
Stryker Corp.	239	45,150
Teleflex Inc.	17	4,865
Varian Medical Systems Inc.(a)	167	22,740
Zimmer Biomet Holdings Inc.	58	7,143

		701,125

Health Care Providers & Services — 2.5%
AmerisourceBergen Corp.	105	7,850
Anthem Inc.	307	80,750
Cardinal Health Inc.	231	11,252
Centene Corp.(a)	215	11,085

3

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock U.S. Equity Factor Rotation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Cigna Corp.(a)	487	$77,355
CVS Health Corp.	855	46,495
DaVita Inc.(a)	119	6,574
HCA Healthcare Inc.	298	37,915
Henry Schein Inc.(a)	203	13,004
Humana Inc.	82	20,944
Laboratory Corp. of America Holdings(a)	159	25,427
McKesson Corp.	142	16,933
Quest Diagnostics Inc.	149	14,361
UnitedHealth Group Inc.	536	124,925
Universal Health Services Inc., Class B	160	20,299
WellCare Health Plans Inc.(a)	43	11,109

		526,278

Health Care Technology — 0.2%
Cerner Corp.(a)	389	25,849
Veeva Systems Inc., Class A(a)	113	15,805

		41,654

Hotels, Restaurants & Leisure — 3.2%
Aramark	338	10,505
Carnival Corp.	347	19,036
Chipotle Mexican Grill Inc.(a)	19	13,073
Darden Restaurants Inc.	136	15,994
Domino’s Pizza Inc.	16	4,329
Hilton Worldwide Holdings Inc.	60	5,219
Las Vegas Sands Corp.	101	6,772
Marriott International Inc./MD, Class A	324	44,200
McDonald’s Corp.	847	167,342
MGM Resorts International	179	4,767
Norwegian Cruise Line Holdings Ltd.(a)	152	8,571
Royal Caribbean Cruises Ltd.	40	4,838
Starbucks Corp.	3,465	269,161
Vail Resorts Inc.	32	7,323
Wynn Resorts Ltd.	44	6,356
Yum! Brands Inc.	635	66,288

		653,774

Household Durables — 0.5%
DR Horton Inc.	228	10,103
Garmin Ltd.	194	16,633
Leggett & Platt Inc.	127	4,999
Lennar Corp., Class A	265	13,788
Mohawk Industries Inc.(a)	56	7,630
Newell Brands Inc.	556	7,995
NVR Inc.(a)	6	18,915
PulteGroup Inc.	265	8,337
Whirlpool Corp.	86	11,938

		100,338

Household Products — 2.0%
Church & Dwight Co. Inc.	490	36,726
Clorox Co. (The)	404	64,531
Colgate-Palmolive Co.	276	20,090
Kimberly-Clark Corp.	329	42,237
Procter & Gamble Co. (The)	2,409	256,510

		420,094

Independent Power and Renewable Electricity Producers — 0.2%
AES Corp./VA	966	16,538
NRG Energy Inc.	313	12,886
Vistra Energy Corp.	438	11,936

		41,360

Security	Shares	Value

Industrial Conglomerates — 1.0%
3M Co.	712	$134,931
General Electric Co.	3,234	32,890
Honeywell International Inc.	133	23,093
Roper Technologies Inc.	15	5,395

		196,309

Insurance — 5.5%
Aflac Inc.	2,663	134,162
Alleghany Corp.(a)	19	12,481
Allstate Corp. (The)	351	34,770
American Financial Group Inc./OH	97	10,042
American International Group Inc.	612	29,113
Aon PLC	869	156,542
Arch Capital Group Ltd.(a)	1,216	41,076
Arthur J Gallagher & Co.	480	40,138
Assurant Inc.	54	5,130
Athene Holding Ltd., Class A(a)	468	21,135
Brighthouse Financial Inc.(a)	192	8,024
Cincinnati Financial Corp.	272	26,161
Everest Re Group Ltd.	99	23,314
Fidelity National Financial Inc.	321	12,824
Hartford Financial Services Group Inc. (The)	277	14,490
Lincoln National Corp.	206	13,744
Loews Corp.	223	11,438
Markel Corp.(a)	34	36,431
Marsh & McLennan Companies Inc.	1,630	153,693
MetLife Inc.	552	25,464
Principal Financial Group Inc.	783	44,756
Progressive Corp. (The)	1,922	150,204
Prudential Financial Inc.	269	28,436
RenaissanceRe Holdings Ltd.	208	32,315
Torchmark Corp.	289	25,334
Travelers Companies Inc. (The)	206	29,612
Unum Group	247	9,119
Willis Towers Watson PLC	96	17,697

		1,147,645

Interactive Media & Services — 3.0%
Alphabet Inc., Class A(a)	106	127,090
Alphabet Inc., Class C, NVS(a)	111	131,921
Facebook Inc., Class A(a)	1,702	329,167
IAC/InterActiveCorp.(a)	70	15,739
TripAdvisor Inc.(a)	114	6,068
Twitter Inc.(a)	136	5,428
Zillow Group Inc., Class C, NVS(a)	163	5,444

		620,857

Internet & Direct Marketing Retail — 0.6%
Amazon.com Inc.(a)	3	5,780
Booking Holdings Inc.(a)	47	87,184
eBay Inc.	226	8,757
Expedia Group Inc.	38	4,934
GrubHub Inc.(a)	58	3,874
MercadoLibre Inc.(a)	14	6,778
Qurate Retail Inc.(a)	376	6,411
Wayfair Inc., Class A(a)	53	8,594

		132,312

IT Services — 8.3%
Accenture PLC, Class A	997	182,122
Akamai Technologies Inc.(a)	70	5,604
Alliance Data Systems Corp.	51	8,165
Automatic Data Processing Inc.	647	106,360

4

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock U.S. Equity Factor Rotation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Broadridge Financial Solutions Inc.	280	$33,077
Cognizant Technology Solutions Corp., Class A	352	25,682
DXC Technology Co.	299	19,656
Fidelity National Information Services Inc.	411	47,647
First Data Corp., Class A(a)	258	6,672
Fiserv Inc.(a)	884	77,120
FleetCor Technologies Inc.(a)	24	6,263
Gartner Inc.(a)	30	4,769
Global Payments Inc.	42	6,135
GoDaddy Inc., Class A(a)	72	5,868
International Business Machines Corp.	1,399	196,238
Jack Henry & Associates Inc.	352	52,469
Leidos Holdings Inc.	71	5,217
Mastercard Inc., Class A	1,246	316,783
Paychex Inc.	878	74,024
PayPal Holdings Inc.(a)	475	53,566
Sabre Corp.	176	3,654
Square Inc., Class A(a)	160	11,651
Total System Services Inc.	47	4,805
VeriSign Inc.(a)	169	33,369
Visa Inc., Class A	2,537	417,159
Western Union Co. (The)	294	5,716
Worldpay Inc., Class A(a)	135	15,823

		1,725,614

Leisure Products — 0.1%
Hasbro Inc.	133	13,548
Mattel Inc.(a)	363	4,425
Polaris Industries Inc.	48	4,627

		22,600

Life Sciences Tools & Services — 1.0%
Agilent Technologies Inc.	237	18,604
Illumina Inc.(a)	79	24,648
IQVIA Holdings Inc.(a)	135	18,751
Mettler-Toledo International Inc.(a)	45	33,537
Thermo Fisher Scientific Inc.	297	82,403
Waters Corp.(a)	100	21,354

		199,297

Machinery — 1.2%
Caterpillar Inc.	34	4,740
Cummins Inc.	303	50,386
Deere & Co.	165	27,329
Dover Corp.	54	5,294
Flowserve Corp.	102	5,001
Fortive Corp.	54	4,662
IDEX Corp.	34	5,326
Illinois Tool Works Inc.	488	75,948
Ingersoll-Rand PLC	44	5,395
Middleby Corp. (The)(a)	38	5,021
PACCAR Inc.	264	18,921
Parker-Hannifin Corp.	27	4,889
Pentair PLC	152	5,927
Snap-on Inc.	28	4,712
Stanley Black & Decker Inc.	37	5,424
WABCO Holdings Inc.(a)	38	5,033
Wabtec Corp.	68	5,037
Xylem Inc./NY	63	5,254

		244,299

Media — 1.2%
Altice USA Inc., Class A	204	4,806

Security	Shares	Value

Media (continued)
CBS Corp., Class B, NVS	118	$6,050
Charter Communications Inc., Class A(a)	12	4,454
Comcast Corp., Class A	2,590	112,743
Discovery Inc., Class A(a)	209	6,458
Discovery Inc., Class C, NVS(a)	405	11,648
DISH Network Corp., Class A(a)	226	7,937
Fox Corp., Class A, NVS(a)	21	819
Fox Corp., Class B(a)	151	5,813
Interpublic Group of Companies Inc. (The)	505	11,615
Liberty Broadband Corp., Class C, NVS(a)	105	10,365
Liberty Global PLC, Class A(a)	72	1,945
Liberty Global PLC, Class C, NVS(a)	143	3,739
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	95	3,794
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	169	6,787
News Corp., Class A, NVS	873	10,843
Omnicom Group Inc.	396	31,692
Sirius XM Holdings Inc.	1,978	11,492

		253,000

Metals & Mining — 0.6%
Freeport-McMoRan Inc.	1,088	13,393
Newmont Goldcorp Corp.	2,201	68,363
Nucor Corp.	480	27,394
Steel Dynamics Inc.	200	6,336

		115,486

Mortgage Real Estate Investment — 0.4%
AGNC Investment Corp.	2,304	40,988
Annaly Capital Management Inc.	4,962	50,067

		91,055

Multi-Utilities — 1.1%
Ameren Corp.	185	13,462
CenterPoint Energy Inc.	154	4,774
CMS Energy Corp.	394	21,887
Consolidated Edison Inc.	663	57,124
Dominion Energy Inc.	724	56,378
DTE Energy Co.	146	18,354
NiSource Inc.	181	5,028
Public Service Enterprise Group Inc.	92	5,488
Sempra Energy	57	7,293
WEC Energy Group Inc.	573	44,940

		234,728

Multiline Retail — 0.7%
Dollar General Corp.	404	50,940
Dollar Tree Inc.(a)	80	8,903
Kohl’s Corp.	219	15,571
Macy’s Inc.	452	10,640
Nordstrom Inc.	216	8,860
Target Corp.	533	41,265

		136,179

Oil, Gas & Consumable Fuels — 3.3%
Anadarko Petroleum Corp.	82	5,974
Apache Corp.	133	4,377
Cabot Oil & Gas Corp.	172	4,453
Cheniere Energy Inc.(a)	75	4,826
Chevron Corp.	833	100,010
Cimarex Energy Co.	53	3,639
Concho Resources Inc.	29	3,346
ConocoPhillips	66	4,166
Continental Resources Inc./OK(a)	94	4,323
Devon Energy Corp.	163	5,239

5

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock U.S. Equity Factor Rotation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Diamondback Energy Inc.	41	$4,362
EOG Resources Inc.	41	3,938
Exxon Mobil Corp.	3,350	268,938
Hess Corp.	81	5,194
HollyFrontier Corp.	160	7,637
Kinder Morgan Inc./DE	1,940	38,548
Marathon Oil Corp.	269	4,584
Marathon Petroleum Corp.	867	52,774
Noble Energy Inc.	185	5,006
Occidental Petroleum Corp.	181	10,657
ONEOK Inc.	422	28,666
Parsley Energy Inc., Class A(a)	187	3,733
Phillips 66	405	38,179
Pioneer Natural Resources Co.	27	4,494
Plains GP Holdings LP, Class A	272	6,419
Targa Resources Corp.	96	3,854
Valero Energy Corp.	631	57,207
Williams Companies Inc. (The)	170	4,816

		689,359

Personal Products — 0.4%
Coty Inc., Class A	904	9,781
Estee Lauder Companies Inc. (The), Class A	379	65,116

		74,897

Pharmaceuticals — 7.1%
Allergan PLC	261	38,367
Bristol-Myers Squibb Co.	213	9,890
Eli Lilly & Co.	1,974	231,037
Jazz Pharmaceuticals PLC(a)	48	6,229
Johnson & Johnson	3,833	541,220
Merck & Co. Inc.	2,910	229,046
Mylan NV(a)	459	12,388
Nektar Therapeutics(a)	119	3,810
Perrigo Co. PLC	128	6,134
Pfizer Inc.	7,641	310,301
Zoetis Inc.	791	80,555

		1,468,977

Professional Services — 0.4%
CoStar Group Inc.(a)	12	5,955
Equifax Inc.	60	7,557
IHS Markit Ltd.(a)	87	4,982
ManpowerGroup Inc.	111	10,660
Nielsen Holdings PLC	185	4,723
Robert Half International Inc.	236	14,653
TransUnion	67	4,667
Verisk Analytics Inc.	187	26,393

		79,590

Real Estate Management & Development — 0.2%
CBRE Group Inc., Class A(a)	443	23,067
Jones Lang LaSalle Inc.	144	22,258

		45,325

Road & Rail — 0.6%
AMERCO	40	14,927
CSX Corp.	324	25,800
JB Hunt Transport Services Inc.	45	4,252
Kansas City Southern	47	5,787
Knight-Swift Transportation Holdings Inc.	225	7,504
Norfolk Southern Corp.	299	61,002
Old Dominion Freight Line Inc.	35	5,225

Security	Shares	Value

Road & Rail (continued)
Union Pacific Corp.	32	$5,665

		130,162

Semiconductors & Semiconductor Equipment — 3.9%
Advanced Micro Devices Inc.(a)	689	19,037
Analog Devices Inc.	45	5,231
Applied Materials Inc.	1,013	44,643
Broadcom Inc.	17	5,413
Intel Corp.	3,088	157,611
KLA-Tencor Corp.	203	25,878
Lam Research Corp.	272	56,421
Marvell Technology Group Ltd.	551	13,786
Maxim Integrated Products Inc.	313	18,780
Microchip Technology Inc.	56	5,594
Micron Technology Inc.(a)	1,668	70,156
NVIDIA Corp.	574	103,894
ON Semiconductor Corp.(a)	497	11,461
Qorvo Inc.(a)	166	12,551
QUALCOMM Inc.	1,273	109,643
Skyworks Solutions Inc.	65	5,732
Texas Instruments Inc.	943	111,114
Xilinx Inc.	258	30,996

		807,941

Software — 3.1%
Adobe Inc.(a)	17	4,917
ANSYS Inc.(a)	30	5,874
Autodesk Inc.(a)	36	6,416
Cadence Design Systems Inc.(a)	102	7,077
CDK Global Inc.	140	8,445
Citrix Systems Inc.	157	15,851
Fortinet Inc.(a)	139	12,985
Intuit Inc.	304	76,322
Microsoft Corp.	2,039	266,293
Oracle Corp.	515	28,495
Palo Alto Networks Inc.(a)	67	16,672
PTC Inc.(a)	56	5,066
Red Hat Inc.(a)	144	26,284
salesforce.com Inc.(a)	295	48,778
ServiceNow Inc.(a)	98	26,608
Splunk Inc.(a)	110	15,184
SS&C Technologies Holdings Inc.	99	6,698
Symantec Corp.	208	5,036
Synopsys Inc.(a)	115	13,924
Tableau Software Inc., Class A(a)	37	4,507
VMware Inc., Class A	65	13,269
Workday Inc., Class A(a)	134	27,555

		642,256

Specialty Retail — 2.9%
Advance Auto Parts Inc.	94	15,634
AutoZone Inc.(a)	50	51,415
Best Buy Co. Inc.	282	20,984
Burlington Stores Inc.(a)	127	21,452
CarMax Inc.(a)	68	5,294
Gap Inc. (The)	540	14,083
Home Depot Inc. (The)	208	42,370
L Brands Inc.	161	4,128
Lowe’s Companies Inc.	764	86,439
O’Reilly Automotive Inc.(a)	93	35,207
Ross Stores Inc.	976	95,316
Tiffany & Co.	47	5,068

6

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock U.S. Equity Factor Rotation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
TJX Companies Inc. (The)	2,746	$150,700
Tractor Supply Co.	251	25,979
Ulta Salon Cosmetics & Fragrance Inc.(a)	102	35,596

		609,665

Technology Hardware, Storage & Peripherals — 2.2%
Apple Inc.	1,546	310,236
Dell Technologies Inc., Class C(a)	186	12,538
Hewlett Packard Enterprise Co.	2,347	37,106
HP Inc.	1,002	19,990
NetApp Inc.	277	20,179
Seagate Technology PLC	328	15,849
Western Digital Corp.	479	24,487
Xerox Corp.	352	11,743

		452,128

Textiles, Apparel & Luxury Goods — 1.3%
Capri Holdings Ltd.(a)	336	14,811
Hanesbrands Inc.	304	5,493
Lululemon Athletica Inc.(a)	153	26,982
NIKE Inc., Class B	1,656	145,446
PVH Corp.	42	5,418
Ralph Lauren Corp.	68	8,947
Tapestry Inc.	449	14,489
Under Armour Inc., Class A(a)	107	2,471
Under Armour Inc., Class C, NVS(a)	118	2,445
VF Corp.	462	43,617

		270,119

Tobacco — 1.2%
Altria Group Inc.	4,151	225,524
Philip Morris International Inc.	254	21,986

		247,510

Trading Companies & Distributors — 0.3%
Fastenal Co.	572	40,355

Security	Shares	Value

Trading Companies & Distributors (continued)
HD Supply Holdings Inc.(a)	120	$5,483
United Rentals Inc.(a)	143	20,151
WW Grainger Inc.	14	3,948

		69,937

Water Utilities — 0.1%
American Water Works Co. Inc.	157	16,986

Wireless Telecommunication Services — 0.1%
Sprint Corp.(a)	1,127	6,289
T-Mobile U.S. Inc.(a)	302	22,043

		28,332

Total Common Stocks — 99.8% (Cost: $20,006,733)		20,695,053

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(b)(c)	33,377	33,377

Total Short-Term Investments — 0.1% (Cost: $33,377)		33,377

Total Investments in Securities — 99.9% (Cost: $20,040,110)		20,728,430

Other Assets, Less Liabilities — 0.1%		15,554

Net Assets — 100.0%		$20,743,984

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended April 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/19/19	(a)	Net Activity	Shares Held at 04/30/19	Value at 04/30/19	Income	Net Realized Gain (Loss)	(b)	Change in Unrealized Appreciation (Depreciation	)
BlackRock Cash Funds: Treasury, SL Agency Shares	—		33,377	33,377	$33,377	$111	$—		$—

(a) The Fund commenced operations on March 19, 2019. (b) Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

7

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock U.S. Equity Factor Rotation ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$20,695,053	$—	$—	$20,695,053
Money Market Funds	33,377	—	—	33,377

	$20,728,430	$—	$—	$20,728,430

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

8